Intangible assets, net - Schedule of amortization expenses related to intangible assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Intangible assets, net
2026	$ 146
2027	146
2028	146
2029	146
2030	141
2031 and thereafter	$ 518